SEGMENT INFORMATION AND GEOGRAPHIC DATA	12 Months Ended
Jun. 30, 2024
Segment Reporting [Abstract]
SEGMENT INFORMATION AND GEOGRAPHIC DATA

NOTE 19 — SEGMENT INFORMATION AND GEOGRAPHIC DATA

In its operation of the business, management, including our chief operating decision maker, who is also our Chief Executive Officer, reviews certain financial information, including segmented internal profit and loss statements prepared on a basis not consistent with GAAP. During the periods presented, we reported our financial performance based on the following segments: Productivity and Business Processes, Intelligent Cloud, and More Personal Computing.

We have recast certain previously reported amounts to conform to the way we internally manage and monitor our business. Refer to Note 1 – Accounting Policies of the Notes to Financial Statements for further discussion.

Our reportable segments are described below.

Productivity and Business Processes

Our Productivity and Business Processes segment consists of products and services in our portfolio of productivity, communication, and information services, spanning a variety of devices and platforms. This segment primarily comprises:

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Microsoft 365 Commercial products and cloud services, including Microsoft 365 Commercial cloud, comprising Microsoft 365 Commercial, Enterprise Mobility + Security, the cloud portion of Windows Commercial, the per-user portion of Power BI, Exchange, SharePoint, Microsoft Teams, Microsoft 365 Security and Compliance, Microsoft Viva, and Microsoft 365 Copilot; and Microsoft 365 Commercial products, comprising Windows Commercial on-premises and Office licensed on-premises.
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Microsoft 365 Consumer products and cloud services, including Microsoft 365 Consumer subscriptions, Office licensed on-premises, and other consumer services.
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LinkedIn, including Talent Solutions, Marketing Solutions, Premium Subscriptions, and Sales Solutions.
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Dynamics products and cloud services, including Dynamics 365, comprising a set of intelligent, cloud-based applications across ERP, CRM, Power Apps, and Power Automate; and on-premises ERP and CRM applications.

Intelligent Cloud

Our Intelligent Cloud segment consists of our public, private, and hybrid server products and cloud services that can power modern business and developers. This segment primarily comprises:

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Server products and cloud services, including Azure and other cloud services, comprising cloud and AI consumption-based services, GitHub cloud services, Nuance Healthcare cloud services, virtual desktop offerings, and other cloud services; and Server products, comprising SQL Server, Windows Server, Visual Studio, System Center, related Client Access Licenses (“CALs”), and other on-premises offerings.
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Enterprise and partner services, including Enterprise Support Services, Industry Solutions, Nuance professional services, Microsoft Partner Network, and Learning Experience.

More Personal Computing

Our More Personal Computing segment consists of products and services that put customers at the center of the experience with our technology. This segment primarily comprises:

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Windows and Devices, including Windows, comprising Windows OEM licensing (Windows Pro and non-Pro licenses sold through the OEM channel), Windows Internet of Things, and patent licensing; and Devices, comprising Surface, HoloLens, and PC accessories.
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Gaming, including Xbox hardware and Xbox content and services, comprising first- and third-party content (including games and in-game content), Xbox Game Pass and other subscriptions, Xbox Cloud Gaming, advertising, third-party disc royalties, and other cloud services.
•
Search and news advertising, comprising Bing (including Copilot), Microsoft News, Microsoft Edge, and third-party affiliates.

Revenue and costs are generally directly attributed to our segments. However, due to the integrated structure of our business, certain revenue recognized and costs incurred by one segment may benefit other segments. Revenue from certain contracts is allocated among the segments based on the relative value of the underlying products and services, which can include allocation based on actual prices charged, prices when sold separately, or estimated costs plus a profit margin. Cost of revenue is allocated in certain cases based on a relative revenue methodology. Operating expenses that are allocated primarily include those relating to marketing of products and services from which multiple segments benefit and are generally allocated based on relative gross margin.

In addition, certain costs are incurred at a corporate level and allocated to our segments. These allocated costs generally include legal, including settlements and fines, information technology, human resources, finance, excise taxes, field selling, shared facilities services, customer service and support, and severance incurred as part of a corporate program. Each allocation is measured differently based on the specific facts and circumstances of the costs being allocated and is generally based on relative gross margin or relative headcount.

Segment revenue and operating income were as follows during the periods presented:

(In millions)

Year Ended June 30,	2024	2023	2022

Revenue

Productivity and Business Processes	$106,820	$94,151	$84,635
Intelligent Cloud	87,464	72,944	63,029
More Personal Computing	50,838	44,820	50,606

Total	$245,122	$211,915	$198,270

Operating Income

Productivity and Business Processes	$59,661	$50,074	$43,163
Intelligent Cloud	37,813	28,411	25,810
More Personal Computing	11,959	10,038	14,410

Total	$109,433	$88,523	$83,383

No sales to an individual customer or country other than the United States accounted for more than 10% of revenue for fiscal years 2024, 2023, or 2022. Revenue, classified by the major geographic areas in which our customers were located, was as follows:

(In millions)

Year Ended June 30,	2024	2023	2022

United States (a)	$124,704	$106,744	$100,218
Other countries	120,418	105,171	98,052

Total	$245,122	$211,915	$198,270

(a)
Includes billings to OEMs and certain multinational organizations because of the nature of these businesses and the impracticability of determining the geographic source of the revenue.

Revenue, classified by significant product and service offerings, was as follows:

(In millions)

Year Ended June 30,	2024	2023	2022

Server products and cloud services	$79,828	$65,007	$55,414
Microsoft 365 Commercial products and cloud services	76,969	66,949	59,926
Gaming	21,503	15,466	16,230
Windows and Devices	17,026	17,147	22,628
LinkedIn	16,372	14,989	13,631
Search and news advertising	12,306	12,125	11,526
Enterprise and partner services	7,594	7,900	7,605
Dynamics products and cloud services	6,831	5,796	4,800
Microsoft 365 Consumer products and cloud services	6,648	6,417	6,277
Other	45	119	233

Total	$245,122	$211,915	$198,270

Our Microsoft Cloud revenue, which includes Microsoft 365 Commercial cloud, Azure and other cloud services, the commercial portion of LinkedIn, and Dynamics 365, was $137.7 billion, $111.6 billion, and $91.4 billion in fiscal years 2024, 2023, and 2022, respectively. These amounts are primarily included in Microsoft 365 Commercial products and cloud services, Server products and cloud services, LinkedIn, and Dynamics products and cloud services in the table above.

Assets are not allocated to segments for internal reporting presentations. A portion of amortization and depreciation is included with various other costs in an overhead allocation to each segment. It is impracticable for us to separately identify the amount of amortization and depreciation by segment that is included in the measure of segment profit or loss.

Long-lived assets, excluding financial instruments and tax assets, classified by the location of the controlling statutory company and with countries over 10% of the total shown separately, were as follows:

(In millions)

June 30,	2024	2023	2022

United States	$186,106	$114,380	$106,430
Other countries	115,263	72,859	59,938

Total	$301,369	$187,239	$166,368